                                             Registration Nos. 33-06547/811-4717
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/

     Pre-Effective Amendment No.                                         /_/
                                  ------------

     Post-Effective Amendment No.       17                                /X/
                                  ------------


                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/


     Amendment No.       18                                               /X/
                   ------------



                        (Check appropriate box or boxes.)

                          SAFECO RESOURCE SERIES TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                        SAFECO Plaza, Seattle, Washington                 98185
                    ----------------------------------------            --------
                    (Address of Principal Executive Offices)            ZIP Code


       Registrant's Telephone Number, including Area Code  (206) 545- 5180


                            NAME AND ADDRESS OF AGENT
                                   FOR SERVICE

                              DAVID F. HILL
                              SAFECO Plaza
                              Seattle, Washington   98185




     Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective
          immediately upon filing pursuant to paragraph (b)
     ---

          on ________________ pursuant to paragraph (b)
     ---

          60 days after filing pursuant to paragraph (a)(1)
     ---
          on ________________ pursuant to paragraph (a)(1)
     ---

      X   75 days after filing pursuant to paragraph (a)(2)
     ---

          on ________________ pursuant to paragraph (a)(2) of Rule 485
     ---



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Registrant hereby declares that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of its shares have previously been registered. The notice required by such Rule for Registrant's most recent fiscal year will be filed on or about February 26, 1997. Registrant adopts such declarations pursuant to Rule 24f-2.
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                           SAFECO RESOURCE SERIES TRUST

                       Registration Statement on Form N-1A
                              Cross Reference Sheet

                                     PART A

Item No.                                   Location in Prospectus
--------                                   ----------------------

1.   Cover Page                            Cover page

2.   Synopsis                              Introduction to the Trust and the
                                           Portfolios; Fund Expenses

3.   Condensed Financial Information       Financial Highlights; Performance
                                           Information

4.   General Description of                The Trust and Each Portfolio's
     Registrant                            Investment Policies; Persons
                                           Controlling the Trust

5.   Management of the Fund                Information about Share Ownership and
                                           Companies that Provide Services to
                                           the Trust; Portfolio Managers

6.   Capital Stock and Other               Information about Share Ownership and
     Securities                            Companies that Provide Services to
                                           the Trust; Persons Controlling the
                                           Trust; Portfolio Distribution and Tax
                                           Information

7.   Purchase of Securities Being          Sale and Redemption of Shares
     Offered

8.   Redemption or Repurchase              Sale and Redemption of Shares

9.   Pending Legal Proceedings             Not applicable

                                     PART B

Item No.                                   Location in Statement
--------                                   of Additional Information
                                           -------------------------
10.  Cover page                            Cover page

11.  Table of Contents                     Cover page

12.  General Information and History       Not applicable

13.  Investment Objectives and             Investment Policies; Additional
     Policies                              Investment Information

14.  Management of the Fund                Trustees and Officers

15.  Control Persons and Principal         Principal Shareholders of
     Holders of Securities                 the Portfolios

16.  Investment Advisory and Other         Investment Advisory and Other
     Services                              Services

17.  Brokerage Allocation and Other        Brokerage Practices
     Practices

18.  Capital Stock and Other               Not Applicable
     Securities

19.  Purchase, Redemption and Pricing      Additional Information on Calculation
     of Securities Being Offered           of Net Asset Value Per Share

20.  Tax Status                            Distribution and Tax Information

21.  Underwriters                          Investment Advisory and Other
                                           Services


22.  Calculations of Performance Data      Additional Performance Information


23.  Financial Statements                  Financial Statements


                                     PART C


Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

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SAFECO RESOURCE SERIES TRUST                                PROSPECTUS
SAFECO Plaza
Seattle, Washington   98185                                 APRIL __, 1997



Each of the portfolios described in this Prospectus is a series of the SAFECO Resource Series Trust ("Trust"), an open-end, management investment company consisting of six separate series. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts ("Variable Contracts") and may also be offered directly to qualified pension and retirement plans ("Qualified Plans").


The EQUITY PORTFOLIO has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks.

The GROWTH PORTFOLIO has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Portfolio ordinarily invests a preponderance of its assets in common stock selected for potential appreciation.

The NORTHWEST PORTFOLIO has as its investment objective to seek the long-term growth of capital through investing primarily in Northwest companies. The Northwest Portfolio invests at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington (the "Northwest").


The SMALL COMPANY STOCK PORTFOLIO ("Small Company Portfolio") has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Portfolio will invest primarily in companies with total market capitalization of less than $1 billion.


The BOND PORTFOLIO has as its investment objective to seek to provide as high a level of current income as is consistent with the relative stability of capital. The Bond Portfolio invests primarily in medium-term debt securities.

The MONEY MARKET PORTFOLIO has as its investment objective to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market instruments maturing in thirteen months or less. THE MONEY MARKET

PORTFOLIO SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE. SHARES OF THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE $1.00 PER SHARE NET ASSET VALUE.


There is, of course, no assurance that a Portfolio will achieve its investment objective. See "The Trust and Each Portfolio's Investment Policies" for more information.

There are market risks in all securities transactions. This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April __, 1997 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling 1-800-624-5711 or writing SAFECO
Securities, Inc., SAFECO Plaza, Seattle, WA   98185.  The Statement of
Additional Information contains more information about most of the topics in this Prospectus as well as information about the trustees and officers of the Trust.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No dealer, salesperson or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or SAFECO Securities. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Trust or by SAFECO Securities in any state in which such offer or solicitation may not lawfully be made.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

Introduction to the Trust and the Portfolios . . . . . . . . . . . .

Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .

The Trust and Each Portfolio's Investment Policies . . . . . . . . . .

Portfolio Managers . . . . . . . . . . . . . . . . . . . . . . . . . .

Information about Share Ownership and Companies that Provide Services to the Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Persons Controlling the Trust. . . . . . . . . . . . . . . . . . . . .

Sale and Redemption of Shares. . . . . . . . . . . . . . . . . . . . .

Performance Information. . . . . . . . . . . . . . . . . . . . . . . .

Portfolio Distributions and Tax Information. . . . . . . . . . . . . .

Share Price Calculation. . . . . . . . . . . . . . . . . . . . . . . .

Ratings Supplement . . . . . . . . . . . . . . . . . . . . . . . . . .

--------------------------------------------
INTRODUCTION TO THE TRUST AND THE PORTFOLIOS
--------------------------------------------


The Trust is a series investment company that currently issues shares representing six mutual funds: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Portfolio, Bond Portfolio and Money Market Portfolio (collectively, the "Portfolios"). Each Portfolio is a diversified series of the Trust, an open-end, management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees. (See "Share Price Calculation" for more information.)


Shares of each Portfolio are issued and redeemed in connection with investments in and payments under certain Variable Contracts issued through separate accounts of Participating Insurance Companies. Shares of the Trust may also be offered directly to Qualified Plans. The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Prospectus available for investment.

Although the Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust may offer its shares to Qualified Plans and for products offered by Participating Insurance Companies, the interests of Variable Contract owners or Qualified Plan participants might at some time be in conflict due to future differences in tax treatment or other considerations. Therefore, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may occur and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance company separate accounts or Qualified Plans might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. In addition, the Trust's Board of Trustees may refuse to sell shares of any Portfolio to any separate account or Qualified Plan or terminate the offering of shares of any Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of any Portfolio.





Each Portfolio is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $2 billion in mutual fund assets as of December 31, 1996. SAM has been an advisor to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

There is a risk that the market value of each Portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment. Because the Northwest Portfolio concentrates its investments in geographic regions, it may be subject to special risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of that Portfolio. The Small Company Portfolio, and to a lesser extent, the Growth Portfolio invest in small-sized companies, which involve greater risks than investments in larger, more established issuers and their securities can be subject to more abrupt and erratic movements in price. The value of the Bond Portfolio will normally fluctuate inversely with changes in market interest rates. The principal risk associated with money market funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Portfolio's yield will fluctuate with general money market interest rates. See "The Trust and Each Portfolio's Investment Policies" for more information.



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FUND EXPENSES
-------------


A.   SHAREHOLDER TRANSACTION EXPENSES FOR EACH PORTFOLIO

                 Sales Load
Sales Load       Imposed on
Imposed on       Reinvested     Deferred        Redemption
Purchases        Dividends      Sales Load      Fees            Exchange Fees
---------        ---------      ----------      -----           -------------

None             None           None            None            None

B.   ANNUAL OPERATING EXPENSES
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                               Total
                                                               Operating
                                                               Expenses
                                Management      Other          After
Portfolio       12b-1 Fees      Fee             Expenses       Reimbursement
---------       ----------      ---             --------       -------------

Equity          None                   %              %               %

Growth          None                   %              %               %

Northwest*      None                   %              %               %

Small           None                 .85%            .10%            .95%
Company**

Bond*           None                   %              %               %

Money Market*   None                   %              %               %


* SAFECO Life Insurance Company ("SAFECO Life") pays all Other Expenses of each Portfolio until a Portfolio's assets exceed $20 million. Once a Portfolio's net assets exceed $20 million, all of the Other Expenses of the Portfolio will be paid by such Portfolio. (See "Persons Controlling the Trust" for more information.)

     During the year ended December 31, 1996, SAFECO Life paid for or reimbursed all of the Other Expenses of the Northwest, Bond and Money Market Portfolios. Expenses before such reimbursement as a percentage of average net assets were as follows:

     SAFECO Resource Northwest Portfolio          %
     SAFECO Resource Bond Portfolio               %
     SAFECO Resource Money Market Portfolio       %

** The amounts shown for the Small Company Portfolio are estimated expenses based on the maximum management fee and estimated Other Expenses. SAM will pay all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets until such time as the Portfolio's net assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses will be paid by the Portfolio. For the fiscal year ending December 31, 1997, the estimated Other Expenses for the Small Company Portfolio are expected to total .35%.

C.   EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Total Annual Operating Expenses After Reimbursement" above remain the same in the years shown.


Portfolio        1 Year         3 Years         5 Years         10 Years
---------        ------         -------         -------         --------

Equity           $              $               $               $

Growth           $              $               $               $

Northwest        $              $               $               $

Small Company    $              $

Bond             $              $               $               $

Money Market     $              $               $               $


The purpose of the table is to assist you in understanding the various costs and expenses that an investor in each Portfolio would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A PORTFOLIO'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY PORTFOLIO.

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FINANCIAL HIGHLIGHTS
--------------------

The amounts shown for each Portfolio in the Financial Highlights tables that follow are based upon a single share outstanding throughout the period indicated. The following selected data for the Portfolios has been derived from financial statements that have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and other information included in the Trust's annual report to shareholders and in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling the number on the front page of the Prospectus.

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - NORTHWEST PORTFOLIO

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

SAFECO RESOURCE SERIES TRUST - MONEY MARKET PORTFOLIO

--------------------------------------------------
THE TRUST AND EACH PORTFOLIO'S INVESTMENT POLICIES
--------------------------------------------------


The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of six series: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Portfolio, Bond Portfolio and Money Market Portfolio, each of which is a diversified series of the Trust.


The investment objective and investment policies for each Portfolio are described below. The Trust's Board of Trustees may change a Portfolio's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of that Portfolio. In the event a Portfolio changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.


Unless otherwise stated, all investment policies and limitations described below under each Portfolio's description and "Common Investment Practices" are non-fundamental and may be changed without shareholder vote. If a Portfolio follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether a Portfolio complies with the applicable policy (except to the extent the change may impact a Portfolio's borrowing limits.)


EQUITY PORTFOLIO

The investment objective of the Equity Portfolio is to seek long-term growth of capital and reasonable current income. The Equity Portfolio does not seek to achieve both growth and income with every portfolio security investment.
Rather, it attempts to achieve a reasonable balance between growth and income on an overall basis.

To pursue its objective, the Equity Portfolio:

1. WILL INVEST PRINCIPALLY IN COMMON STOCKS SELECTED BY SAM PRIMARILY FOR APPRECIATION AND/OR DIVIDEND POTENTIAL AND FROM A LONG-RANGE INVESTMENT STANDPOINT.


2. MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCKS, WHETHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Portfolio may invest in convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. The Portfolio may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. The Portfolio will purchase convertible securities which are investment grade, i.e., rated in the top four categories by either S&P or Moody's. Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The Portfolio may retain a convertible security that is down-graded to below investment grade after purchase. The Portfolio will not hold more than 3% of its total assets in bonds that go into default on the payment of principal and interest after purchase. For a description of ratings, see the "Ratings Supplement" in this Prospectus.

3. MAY INVEST UP TO 10% OF TOTAL ASSETS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass-through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REIT units fluctuates depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.


4. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN CLOSED-END INVESTMENT COMPANIES AND INVESTMENT TRUSTS (OTHER THAN REITS).

5. MAY PURCHASE FIXED-INCOME SECURITIES IN ACCORDANCE WITH BUSINESS AND FINANCIAL CONDITIONS.

6. MAY INVEST IN DEBT SECURITIES WHOSE PERFORMANCE AND PRINCIPAL AMOUNT AT MATURITY IS LINKED TO A SPECIFIC EQUITY SECURITY OR SECURITIES INDEX.

The principal risk factor associated with the Equity Portfolio is that the market value of its portfolio securities may decrease.

GROWTH PORTFOLIO

The investment objective of the Growth Portfolio is to seek growth of capital and the increased income that ordinarily follows from such growth.

To pursue its objective, the Growth Portfolio:

1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.

2. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN CLOSED-END INVESTMENT COMPANIES AND INVESTMENT TRUSTS.

3. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, WHETHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER).

4. MAY INVEST IN DEBT SECURITIES WHOSE PERFORMANCE AND PRINCIPAL AMOUNT AT MATURITY IS LINKED TO A SPECIFIC EQUITY SECURITY OR SECURITIES INDEX.


The principal risk factor associated with an investment in the Growth Portfolio is that the market value of the portfolio securities may decrease. In pursuing its investment objective, the Growth Portfolio may invest a significant portion of its assets in securities issued by smaller companies. Companies with small market capitalizations involve more risks than investments in larger companies. Such companies may include newly formed companies which have limited product lines, markets or financial resources and may lack management depth. Therefore, investments in small or newly formed companies involve greater risks than investments in larger, more established issuers. Such securities may have limited marketability and can be subject to more abrupt and erratic movements in price than securities of larger more established companies. Such volatility in price may in turn cause the Growth Portfolio's share prices to be volatile.


NORTHWEST PORTFOLIO

The investment objective of the Northwest Portfolio is to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Northwest Portfolio will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington.

To pursue its objective, the Northwest Portfolio:

1. WILL ORDINARILY INVEST ITS ASSETS IN SHARES OF COMMON STOCK SELECTED PRIMARILY FOR POTENTIAL LONG-TERM APPRECIATION. In determining those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN THE OPINION OF SAM, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE PORTFOLIO. The Portfolio may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. The Portfolio will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Portfolio will purchase convertible securities which are investment grade, i.e., rated in the top four categories by either S&P or Moody's. Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The Portfolio may retain a convertible security that is down-graded to below investment grade after purchase. For a description of ratings, see the "Ratings Supplement" in this Prospectus. The value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates.

3. MAY INVEST IN DEBT SECURITIES WHOSE PERFORMANCE AND PRINCIPAL AMOUNT AT MATURITY IS LINKED TO A SPECIFIC EQUITY SECURITY OR SECURITIES INDEX.

The principal risk factor associated with an investment in the Northwest Portfolio is that the market value of the portfolio securities may decrease. An investment in the Northwest Portfolio is also subject to different risks than a portfolio whose securities are issued by more geographically diverse companies. Since the Portfolio invests primarily in companies with their principal executive offices located in the Northwest, the number of issuers whose securities are eligible for purchase is significantly less than for many other portfolios. Also, some companies whose securities are held in the Portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Portfolio may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Portfolio may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region, but also on a national or international level depending on the companies whose securities are held in the Portfolio at any particular time.

BOND PORTFOLIO

The investment objective of the Bond Portfolio is to seek as high a level of current income as is consistent with the relative stability of capital.

To pursue its objective, the Bond Portfolio:

1.   WILL INVEST PRIMARILY IN MEDIUM-TERM DEBT SECURITIES.

2. MAY INVEST UP TO 50% OF ITS TOTAL ASSETS IN MORTGAGE RELATED SECURITIES. These securities (a) are either investments in a pool of mortgages or in securities secured by a pool of mortgages and (b) must be rated in the top two grades by either S&P or Moody's. Unlike conventional bonds, the principal on mortgage-related securities is paid back over the life of the loan rather than at maturity. Consequently, the Bond Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Bond Portfolio may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages which could lower the overall return of the investment.

     Because the Bond Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates at the time of such investment, and because such interest rates may be higher or lower than the current yield of the Bond Portfolio, mortgage-related securities may not be an effective means to lock in long-term interest rates. In addition, prices of mortgage-related securities like conventional bonds are inversely affected by changes in interest rate levels. Because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall. Mortgage-related securities include:

     (a) Government National Mortgage Association ("GNMA") securities, which are interests in pools of mortgage loans issued by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration and issued by GNMA. Once approved by GNMA, the timely payment of principal and interest by each mortgage pool is guaranteed by GNMA. This guarantee represents a general obligation of the U.S. Treasury.

     (b) Mortgage pass-through securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

     (c) Conventional pass-through mortgage securities issued by non-governmental issuers.

     (d) Collateralized Mortgage Obligations ("CMOs"), which are securities that have been pledged as collateral mortgages or mortgage-backed securities and are issued by non-government issuers.

     (e) Mortgage pass-through bonds and mortgage-backed bonds issued by non-government issuers. A mortgage pass-through bond is an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to the repayment of the bond. A mortgage-backed bond is a general obligation of an issuer secured by a first lien on a pool of mortgages.

     (f)  Securities which are derivatives of securities listed in (a),(b) and
          (c) above. Derivative mortgage securities are created from the cash flows of mortgages or pools of mortgages. While the derivative securities retain the combination of quality and yield possessed by the underlying collateral, the cash flows are reshaped to suit various investment strategies. Examples of such securities include residuals from CMOs, floating rate notes, inverse floating rate notes, interest only and principal only strips and junior/senior securities. Certain derivatives may be extremely risky investments because, among other things, they may be particularly sensitive to changes in interest rates. (The Portfolio will not invest in leveraged derivatives.)

3. MAY INVEST UP TO 30% OF ITS TOTAL ASSETS IN DEBT SECURITIES OF ISSUERS IN EACH OF THE FOLLOWING SECTORS: DOMESTIC INDUSTRIALS, DOMESTIC UTILITIES, SUPRANATIONALS, YANKEE AND FOREIGN.

     SUPRANATIONAL ISSUERS are organizations whose memberships include two or more national governments and which have a limited right to draw on the resources of such governments. Examples of such issuers include the World Bank, the European Investment Bank, the European Economic Community and the European Coal and Steel Community.

     The YANKEE SECTOR is made up of securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due the Bond Portfolio, lack of comparable publicly-available information concerning foreign issuers, the lack of comparable accounting and auditing practices in foreign countries and finally, in the event of default, difficulty of enforcing claims against foreign issuers.

     The FOREIGN SECTOR is made up of securities issued and traded outside of the U.S. by either U.S. or foreign issuers. These securities may be denominated in U.S. dollars (e.g., Eurobonds) or foreign currency and may be held in the U.S. or a foreign country. In addition to the risks discussed in connection with the Yankee sector, these bonds would be traded in a market subject to less regulation than U.S. markets and have the liquidity and settlement problems attendant in some foreign markets. Those bonds denominated in foreign currencies have the risk of an unfavorable exchange rate fluctuation subsequent to purchase by the Bond Portfolio.

     SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so. There are also currency risks associated with foreign investments.

4. MAY INVEST IN INVESTMENT GRADE AND BELOW INVESTMENT GRADE CORPORATE DEBT SECURITIES. No more than 20% of the Bond Portfolio's assets will be invested in corporate debt securities which are rated lower than the top four grades by S&P or Moody's (such top four grades constitute "investment grade" securities) or, if not rated, are in the opinion of SAM of less than investment grade quality.

     Bonds which are rated lower than the top four grades by S&P (BB and below) and Moody's (Ba and below) are referred to as high-yield bonds or "junk bonds." The Bond Portfolio does not intend to purchase high-yield bonds for the coming year, but may retain bonds which were investment grade at the time of purchase but later downgraded to lower than the top four grades assigned by S&P or Moody's. High-yield bonds normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from investment grade bonds. However, high-yield bonds are speculative and involve greater investment risks due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. Generally, high-yield bonds are subject to greater price changes, fluctuations in yield and risk to principal and income than higher rated bonds of the same maturity. For more information on ratings see the "Ratings Supplement" section of this Prospectus, and for more information on the special risks associated with high-yield bonds see the Trust's Statement of Additional Information.

     SAM uses S&P and Moody's ratings only as a preliminary indicator of investment quality. SAM will periodically research each high-yield bond held in the Bond Portfolio, whether rated or not rated, to analyze such factors as the issuer's interest and dividend coverage, asset coverage, earnings prospects and managerial strength.

5. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES including (a) securities backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (b) securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government but are supported by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA and FHLMC; and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by Tennessee Valley Association ("TVA"). While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

6. MAY INVEST IN ASSET-BACKED SECURITIES, WHICH REPRESENT INTERESTS IN, OR ARE SECURED BY AND PAYABLE FROM, POOLS OF ASSETS SUCH AS CONSUMER LOANS, AUTOMOBILE RECEIVABLE SECURITIES, CREDIT CARD RECEIVABLE SECURITIES, AND INSTALLMENT LOAN CONTRACTS. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There exists a risk of default by the underlying borrowers and recovery on repossessed collateral may be unavailable or inadequate to support payments on asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

Generally, bond values fluctuate inversely with changes in interest rates. The longer the maturity or the poorer the quality of a bond, the greater volatility it will have. The principal risks of investment in the Bond Portfolio have been discussed in connection with specific types of securities above.

MONEY MARKET PORTFOLIO


The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market instruments maturing in thirteen months or less.


To pursue its objective, the Money Market Portfolio:


1. WILL PURCHASE SECURITIES WHICH IN THE OPINION OF SAM, OPERATING PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES, PRESENT MINIMAL CREDIT RISKS AFTER AN EVALUATION OF THE CREDIT QUALITY OF THE ISSUER OR OF ANY ENTITY PROVIDING A CREDIT ENHANCEMENT FOR THE SECURITY.


2. MAY INVEST, SUBJECT TO THE MATURITY AND QUALITY REQUIREMENTS DESCRIBED ABOVE, IN:

     (a)  Commercial paper obligations, including obligations sold pursuant to
          Section 4(2) ("Section 4(2) paper") of the Securities Act of 1933 ("1933 Act"). Section 4(2) exempts from the registration requirements of the 1933 Act securities sold by the issuer in private transactions.
          Section 4(2) paper may be purchased by the Money Market Portfolio only if SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees. Because Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of increasing the Money Market Portfolio's illiquidity to the extent buyers are unwilling to purchase the securities. In addition to commercial paper obligations of domestic corporations, the Money Market Portfolio may also purchase dollar-denominated commercial paper issued in the U.S. by foreign entities. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S. The Portfolio will purchase such securities only if in SAM's opinion the security is of an investment quality comparable to other obligations which may be purchased by the Money Market Portfolio.


     (b) Negotiable and non-negotiable time deposits and certificates of deposit, bankers' acceptances and other short-term obligations of banks (provided the issuing bank has total assets of at least $1 billion, or in the case of a bank not having total assets of at least $1 billion, the bank is a member of and insured by the Federal Deposit Insurance Corporation in which case the Money Market Portfolio will limit its investment to the statutory insurance coverage); and


     (c) Dollar-denominated securities issued by foreign banks (including foreign branches of U.S. banks) provided that in SAM's opinion the security is of an investment quality comparable to other obligations which may be purchased by the Money Market Portfolio.


     (d) Corporate obligations such as publicly traded bonds, debentures and notes. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise.


3.   WILL MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 90 DAYS OR LESS.

4. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES including (a) securities backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (b) securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government but are supported by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA and FHLMC; and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.


5. MAY INVEST IN VARIABLE AND FLOATING RATE INSTRUMENTS. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, the U.S. Government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have put features. These instruments may have optional put features. Puts may also be mandatory, in which case the Portfolio would be required to act to keep the instrument.

6. MAY INVEST IN REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent. The Portfolio will not buy repurchase agreements that mature in more than seven days.


The principal risk factor associated with investment in the Money Market Portfolio is that it may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Portfolio's yield will fluctuate with general money market interest rates.

COMMON INVESTMENT PRACTICES


Each of the Portfolios, except for the Small Company Portfolio and as otherwise noted, may also follow the investment practices described below:


1. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. (Equity, Growth, Northwest and Bond Portfolios only.) A Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from dividend distributions or the sale of portfolio securities. SAM will waive its management fees for assets invested in money market funds. With respect to repurchase agreements, each Portfolio will invest no more than 5% of its total assets in qualified repurchase agreements and will not purchase repurchase agreements that mature in more than seven days.

2. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PROCEDURES. (Equity, Growth, Northwest and Bond Portfolios only.) A Portfolio, however, will not engage primarily in trading for the purpose of short-term profits. A Portfolio may dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.


3. MAY EACH INVEST UP TO 5% OF NET ASSETS IN WARRANTS. (Equity, Growth and Northwest Portfolios only.) Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant.

4. MAY INVEST UP TO 10% OF TOTAL ASSETS IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers are unwilling to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS"), WHICH REPRESENT SECURITIES ISSUED BY A FOREIGN ISSUER. (Equity, Growth and Northwest Portfolios only.) ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

Each of the Portfolios, except for the Small Company Portfolio, is subject to the following fundamental policies which cannot be changed without shareholder vote:


1. MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES), EXCEPT (i) WITH RESPECT TO THE EQUITY, GROWTH, NORTHWEST AND BOND PORTFOLIOS, UP TO 25% OF THE VALUE OF ASSETS (NOT INCLUDING SECURITIES ISSUED BY ANOTHER INVESTMENT COMPANY) MAY BE INVESTED WITHOUT REGARD TO THIS LIMIT, AND (ii) WITH RESPECT TO THE MONEY MARKET AND BOND PORTFOLIOS, UP TO 100% OF TOTAL ASSETS MAY BE INVESTED IN OBLIGATIONS OF OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES;

2. MAY NOT, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES);


3. MAY NOT PURCHASE SECURITIES OF ANY ISSUER (OTHER THAN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES) IF SUCH PURCHASE WOULD CAUSE MORE THAN TEN PERCENT (10%) OF ANY CLASS OF SECURITIES OF SUCH ISSUER TO BE HELD BY A PORTFOLIO.

4. MAY NOT INVEST MORE THAN 25% OF THE TOTAL ASSETS IN ANY ONE INDUSTRY. SECURITIES OF FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS ARE CONSIDERED TO BE ONE INDUSTRY. The Equity, Growth, Northwest, Bond and Money Market Portfolios will not concentrate their assets in particular industries. With respect to the Equity, Growth, Northwest and Money Market Portfolios, the 25% limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks. With respect to the Bond Portfolio, the 25% limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to mortgage-related securities; and

5. MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. Each Portfolio will not borrow amounts in excess of 5% of its total assets. The Portfolios intend to exercise their borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

SMALL COMPANY PORTFOLIO

The Small Company Portfolio has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Portfolio will invest primarily in companies with total market capitalization of less than $1 billion.

To pursue its investment objective, the Small Company Portfolio:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCK AND PREFERRED STOCK OF SMALL-SIZED COMPANIES WITH TOTAL MARKET CAPITALIZATION OF LESS THAN $1 BILLION. Companies whose capitalization falls outside this range after purchase continue to be considered small-capitalized for purposes of the 65% policy. The Portfolio will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. In determining those common and preferred stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. The Small Company Portfolio invests in companies with small market capitalizations which involve more risks than investments in larger companies. Newly formed companies have limited product lines, markets or financial resources and may lack management depth. Therefore, investments in small or newly formed companies involve greater risks than investments in larger, more established issuers. Such securities may have limited marketability and can be subject to more abrupt and erratic movements in price. Such volatility in price may in turn cause the Small Company Portfolio's share prices to be volatile.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN SAM'S OPINION, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE PORTFOLIO. The Portfolio will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Portfolio may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Portfolio's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment grade bonds may experience increased volatility. Below investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds.

3. MAY INVEST IN BONDS AND OTHER DEBT SECURITIES. The Portfolio may invest in bonds and other debt securities that are rated investment grade by Moody's or S&P, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     After purchase by the Portfolio a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require the Portfolio to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Portfolio should continue to hold the security in its portfolio. In the event that 35% or more of the Portfolio's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Portfolio's holdings of such securities remain below 35% of the Portfolio's net assets.

4. MAY INVEST UP TO 5% OF ITS NET ASSETS IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, the Portfolio could lose all of its principal investment in the warrant.

5. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of the Portfolio's shares to investors. With respect to repurchase agreements, the Portfolio will invest no more than 5% of its total assets in repurchase agreements and will not purchase repurchase agreements that mature in more than seven days. Counterparties of foreign repurchase agreements may be less creditworthy than U.S. counterparties.

6. MAY PURCHASE SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS OR PURCHASE OR SELL SECURITIES ON A "FORWARD COMMITMENT" BASIS. Under this procedure, the Portfolio agrees to acquire securities that are to be issued and delivered against payment in the future. The price, however, is fixed at the time of commitment.

     When the Portfolio purchases when-issued or delayed-delivery securities, its custodian bank will maintain in a temporary holding account cash, U.S. Government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the temporary holding account or from then-available cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could incur a gain or loss due to market fluctuations. Use of these techniques may affect the Portfolio's share price in a manner similar to leveraging.

7. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRs"). ADRs are registered receipts evidencing ownership of an underlying foreign security. They are typically issued in the United States by a bank or trust company. ADRs involve risks in addition to risks normally associated with securities issued by domestic issuers, including the possibility of adverse political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and there may be less public or less current information about their operations. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer.

8. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN FOREIGN SECURITIES. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. Foreign investments involve sovereign risk, which includes the possibility of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent currency from being sold). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is generally less publicly available information about issuers of foreign securities as compared to U.S. issuers. Many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign issuers are less liquid and more volatile than securities of U.S. issuers. Financial markets on which foreign securities trade are generally subject to less governmental regulation as compared to U.S. markets. Foreign brokerage commissions and custodian fees are generally higher than those in the United States.

9. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN SHARES OF REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass-through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REIT units fluctuates depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

10. MAY INVEST IN RESTRICTED SECURITIES, PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE TRUST'S BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers are unwilling to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

11. MAY INVEST IN SECURITIES WHOSE PERFORMANCE AND PRINCIPAL AMOUNT AT MATURITY ARE LINKED TO A SPECIFIED EQUITY SECURITY OR SECURITIES INDEX. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are also subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

12. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN SECURITIES OF UNSEASONED ISSUERS. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

The following restrictions are fundamental policies of the Small Company Portfolio that cannot be changed without shareholder vote:

1. The Small Company Portfolio, with respect to 75% of the value of its total assets, may not invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities);

2. The Small Company Portfolio, with respect to 100% of the value of its total assets, may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities);

3. The Small Company Portfolio may borrow money only for temporary or emergency purposes from a bank or affiliate of SAFECO Corporation at an interest rate not greater than that available from commercial banks. The Small Company Portfolio will not borrow amounts in excess of 33% of total assets or purchase securities if borrowings equal to, or greater than, 5% of its total assets are outstanding.


For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.





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PORTFOLIO MANAGERS
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EQUITY PORTFOLIO


The manager for the Equity Portfolio is Richard D. Meagley, Vice President, SAM. Mr. Meagley began serving as portfolio manager for the Portfolio in 1995. He is also the portfolio manager for certain other SAFECO Funds. Prior to these positions he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. He was an Assistant Vice President of SAM and the fund manager of the SAFECO Northwest Fund from 1991 to 1992.


GROWTH PORTFOLIO

The manager for the Growth Portfolio is Thomas M. Maguire, Vice President, SAM. Mr. Maguire has served as portfolio manager for the Portfolio since it commenced operations in 1993. He has served as portfolio manager for the SAFECO Growth Fund since 1989.

NORTHWEST PORTFOLIO

The manager for the Northwest Portfolio is Charles R. Driggs, Vice President, SAM. Mr. Driggs has served as portfolio manager for the Portfolio since it commenced operations in 1993. From 1984 through 1992

Mr. Driggs was a securities analyst for SAM specializing in banks, savings and loan institutions and the insurance industry.

SMALL COMPANY PORTFOLIO

The manager for the Small Company Portfolio is Greg Eisen. Mr. Eisen has served as an investment analyst for SAM since 1992. From 1986 to 1992, Mr. Eisen was engaged by the SAFECO Insurance Companies as a financial analyst.


BOND PORTFOLIO

The manager for the Bond Portfolio is Michael C. Knebel, Vice President, SAM. Mr. Knebel began serving as portfolio manager for the Portfolio in 1995. He has served as portfolio manager for other SAFECO mutual funds since 1989.

MONEY MARKET PORTFOLIO


The manager for the Money Market Portfolio is Naomi Urata, Assistant Vice President, SAM. Ms. Urata began serving as portfolio manager for the Portfolio in 1994. Ms. Urata has served as portfolio manager for another SAFECO mutual fund since 1994. From 1993 to 1994 she was a Fixed Income Analyst for SAM. From 1990 to 1993 Ms. Urata was Cash Manager for the SEATTLE TIMES newspaper, Seattle, Washington.

Each portfolio manager and certain other persons related to SAM and the Portfolios are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by a Portfolio.




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INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES
TO THE TRUST
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Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shares of the Trust may be owned by the separate accounts of Participating Insurance Companies and by Qualified Plans (see

"Introduction to the Trust and the Portfolios"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), Participating Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. See the separate account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights. With respect to Qualified Plans, the Trustees of such plans will vote the shares held by the Qualified Plans, except that in certain cases such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

On any matter submitted to a vote of shareholders, all shares of the Portfolios then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Portfolio except for matters concerning only a Portfolio. Certain matters approved by a vote of all shareholders of the Trust may not be binding on a Portfolio whose shareholders have not approved such matter. The holders of each share of a Portfolio shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Portfolio may not bear the same economic relationship to the Trust as another Portfolio.

The Trust does not intend to hold annual meetings of shareholders of the Portfolios. The Trustees will call a special meeting of shareholders of a Portfolio only if required by the 1940 Act, in their written discretion, or upon the written notice of holders of 10% or more of the outstanding shares of the Portfolio entitled to vote.

Under Delaware law, the shareholders of the Portfolios will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or Portfolio contain a statement that such obligation may only be enforced against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.


SAM is the investment adviser for each Portfolio under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and each Portfolio's business affairs. SAM provides investment research, advice, management and supervision to the Trust and each Portfolio. Consistent with each Portfolio's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by each Portfolio, and implements those decisions. Each Portfolio's turnover rate (other than the Small Company Portfolio) is set forth in the "Financial Highlights" section. It is anticipated that the annual turnover rate for the Small Company Portfolio will not exceed 100%. A Portfolio's turnover rate will vary from year to year. A high portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions, dealer spreads and other costs that a Portfolio will bear directly. Each Portfolio pays SAM an annual management fee based on a percentage of that Portfolio's net assets ascertained each business day and paid monthly in accordance with the following annual rates: .74% of net assets for the Equity, Growth, Northwest, and Bond Portfolios, .85% of net assets for the Small Company Portfolio and .65% of net assets for the Money Market Portfolio.


The distributor of each Portfolio's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities is not compensated by the Trust or any Portfolio for these services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services is not compensated by the Trust or any Portfolio for these services.


-----------------------------
PERSONS CONTROLLING THE TRUST
-----------------------------



At January 15, 1997 SAFECO Life Insurance Company ("SAFECO Life") controlled the Equity, Growth, Bond and Money Market Portfolios, and SAFECO Life and SAM controlled the Northwest Portfolio. SAFECO Life is a stock life insurance company incorporated under the laws of Washington, with headquarters at 15411 N.E. 51st Street, Redmond, Washington. SAFECO Life is a wholly-owned subsidiary of SAFECO Corporation, and is an affiliated company of SAM, SAFECO Securities and SAFECO Services, the investment adviser, principal underwriter and transfer agent, respectively, of the Trust. SAFECO Life advanced all costs for the organization of the Trust. SAFECO Corporation, SAM, SAFECO Securities and SAFECO Services have their principal place of business at SAFECO Plaza, Seattle,
Washington   98185.



-----------------------------
SALE AND REDEMPTION OF SHARES
-----------------------------


Each Portfolio is a series of SAFECO Resource Series Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the trust without the approval of shareholders.

Shares are sold to the separate accounts of Participating Insurance Companies and may also be sold to Qualified Plans. Shares of each Portfolio are purchased and redeemed at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Variable Contract owners and Qualified Plan participants do not deal directly with the Trust with respect to acquisition or redemption of shares. The Board of Trustees of the Trust may refuse to sell shares of any Portfolio to any person, or may suspend or terminate the offering of shares of any Portfolio if such action is required by law or by any regulatory authority having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.


-----------------------
PERFORMANCE INFORMATION
-----------------------



Each Portfolio's yield, effective yield, total return and average annual total return may be quoted in advertisements. Performance figures are indicative only of past performance and are not intended to represent future investment results. The yield and share price of the Equity, Growth, Northwest, Small Company and Bond Portfolios will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them. The yield of the Money Market Portfolio will also fluctuate.

EQUITY, GROWTH, NORTHWEST, SMALL COMPANY AND BOND PORTFOLIOS


Yield is the annualization on a 360-day basis of a Portfolio's net income per share over a 30-day period divided by the Portfolio's net asset value per share on the last day of the period. Total return is the total percentage change in an investment in a Portfolio, assuming the reinvestment of dividends and capital gains distributions over a stated period of time. Average annual total return is the annual percentage change in an investment in a Portfolio, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.

MONEY MARKET PORTFOLIO

Yield is the annualization on a 365-day basis of the Money Market Portfolio's net income over a 7-day period. Effective yield is the annualization on a 365-day basis of the Money Market Portfolio's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

RANKINGS

From time to time, a Portfolio may advertise its rankings. Rankings are calculated by independent companies that monitor mutual fund performance (e.g. CDA Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. Each Portfolio may also compare its performance to the performance of the Standard & Poor's 500 Index and other relevant indices.

OTHER CHARGES

None of the Portfolios impose a sales charge. However, other charges payable by all shareholders include investment advisory fees. These charges affect each Portfolio's calculation of yield, effective yield, total return and average annual total return.


-------------------------------------------
PORTFOLIO DISTRIBUTIONS AND TAX INFORMATION
-------------------------------------------


Each Portfolio intends to continue to elect and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans) and meeting other requirements of the Internal Revenue Code relating to the sources of its income and diversification of its assets.

Each Portfolio is treated as a separate entity for federal income tax purposes and, therefore, the investments and results of the Portfolios are not aggregated for purposes of determining net ordinary income (loss) or net realized capital gains (losses).

All dividends are distributed to shareholders (separate accounts of Participating Insurance Companies and Qualified Plans) and will be automatically reinvested in trust shares. Dividends and distributions made by the Portfolios to the separate accounts are taxable, if at all, to the Participating Insurance Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Portfolios to Qualified Plans are not taxable to the Qualified Plans or to the participants thereunder.

In addition to the diversification requirements in Subchapter M, each Portfolio is required to satisfy diversification requirements of Section 817(h) of the Internal Revenue Code and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable annuity and variable life insurance contracts to the full extent of appreciation under the contracts.

Variable Contract owners should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts. ALSO SEE Distributions and Tax Information in the Statement of Additional Information.

-----------------------
SHARE PRICE CALCULATION
-----------------------


The net asset value per share of a Portfolio is determined by subtracting the liabilities of the Portfolio from its assets, valued at market, and dividing the result by the number of outstanding shares. Shares of the Portfolios of the Trust are sold and redeemed at the net asset value next determined after receipt by the transfer agent of the sales order or request for redemption in good order. There is no sales charge. Net asset value per share is computed as of the close of regular trading of the New York Stock Exchange (currently 1:00 P.M. Pacific Time) each day that the Exchange is open for trading.


For the purpose of computing the net asset value per share for the Equity, Growth, Northwest, Small Company and Bond Portfolios, securities are valued on the basis of valuations provided by a pricing service approved by the Trust's Board of Trustees. In general, portfolio securities are valued at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that are traded on a stock exchange and over-the-counter are valued according to the broadest and most representative market. For bonds and other fixed income securities, this usually is the over-the-counter market. Long-term corporate bonds and securities not traded on a national exchange shall be valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Other assets for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.


The Money Market Portfolio intends to maintain a net asset value per share of $1.00. There can be no assurance that it will be able to maintain this constant value per share. The shares of the Money Market Portfolio are neither insured, nor guaranteed, by the U.S. Government. The Money Market Portfolio's securities are valued on the basis of amortized cost. Amortized cost valuation, which may be used so long as the Board of Trustees believes that it fairly reflects market value, involves valuing a security at its cost and adding or subtracting, ratably to maturity, any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method provides stability of net asset value per share. For additional information concerning the impact of amortized cost on the calculation of net asset value, see "Additional Information Concerning Calculation of Net Asset Value Per Share" in the Statement of Additional Information.

------------------
RATINGS SUPPLEMENT
------------------


Ratings by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"), represent the respective opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

DESCRIPTION OF DEBT RATINGS

MOODY'S

Investment Grade:

Aaa -- Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Judged to be of high quality. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Have many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Non-Investment Grade:

Ba -- Judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be uncertain.

Caa -- Have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C -- The lowest-rated class of bonds. Issues so rated have extremely poor prospects of ever attaining any real investment standing.

CON.(...) -- The security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

S&P

Investment Grade:

AAA -- Highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Very strong capacity to pay interest and repay principal. Differs from the highest-rated issues only in a small degree.

A -- Strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

PLUS (+) OR MINUS (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Non-Investment Grade:

BB, B, CCC, CC -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- Reserved for income bonds on which no interest is being paid.

D -- In default. Payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

     - Leading market positions in well-established industries.
     - High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on      debt
     and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and    high
     internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 - Degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

                          SAFECO RESOURCE SERIES TRUST
                                EQUITY PORTFOLIO
                                GROWTH PORTFOLIO
                               NORTHWEST PORTFOLIO

                          SMALL COMPANY STOCK PORTFOLIO

                                 BOND PORTFOLIO
                             MONEY MARKET PORTFOLIO

                       Statement of Additional Information
                                    --------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Trust. A copy of the Prospectus may be obtained by calling 1-800-624-5711 or by writing SAFECO Securities, Inc., S-3 SAFECO Plaza, Seattle, Washington 98185.


The date of the most current Prospectus of the Trust to which this Statement of Additional Information relates is April__, 1997.

The date of this Statement of Additional Information is April__, 1997.

Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts and may also be offered directly to qualified pension and retirement plans ("Qualified Plans"). The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Statement of Additional Information available for investment.


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                             TABLE OF CONTENTS

Investment Policies                        Additional Performance
                                             Information

Additional Investment Information          Trustees and Officers

Special Risks of Below Investment          Investment Advisory and
  Grade Bonds                                   Other Services

Principal Shareholders of the              Brokerage Practices; Distribution and
  Portfolio                                  Tax Information

Additional Information On                  Financial Statements
  Calculation of Net Asset Value
  Per Share

INVESTMENT POLICIES


The Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Stock Portfolio ("Small Company Portflio"), Bond Portfolio and Money Market Portfolio (collectively, the "Portfolios") are each a series of the SAFECO Resource Series Trust ("Trust"). The investment policies of each Portfolio are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Portfolios will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. Government securities or bonds) a Portfolio may purchase is also disclosed in the Prospectus. Before a Portfolio purchases a security that the following policies permit but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Portfolio complies with the applicable limitation. The following information supplements the discussion in the Prospectus of the investment policies and limitations of each Portfolio.





Each Portfolio's fundamental policies may not be changed without the approval of a majority of its outstanding voting securities as defined in the Investment Company Act of 1940 ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Portfolio means the vote, at a meeting of the shareholders of such Portfolio duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) of more than 50% of the outstanding voting securities, whichever is less.


Fundamental Investment Policies of the Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio and Money Market Portfolio


Each Portfolio will NOT:

 1. Invest more than five percent (5%) of any Portfolio's total assets in the securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), except (i) with respect to the Equity, Growth, Northwest, Bond and Money Market Portfolios, up to twenty-five percent (25%) of the value of each Portfolio's assets (not including securities issued by another investment company) may be invested without regard to this limit and (ii) with respect to the Bond and Money Market Portfolios, up to one hundred percent (100%) of total assets may be invested in obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities.

 2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies and instrumentalities) if such purchase would cause more than ten percent (10%) of any class of securities of such issuer to be held by a Portfolio.

 3.  a.   With respect to the Equity, Growth, Northwest and Money Market
          Portfolios, concentrate its investments in particular industries and in no event will the respective Portfolio invest twenty-five (25%) or more of its assets in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks.

          b. With respect to the Bond Portfolio, invest more than twenty-five percent (25%) of its assets in securities of issuers in the same industry. This restriction does not apply to mortgage-related securities or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 4. Invest more than five percent (5%) of the total assets of any Portfolio in securities of issuers which with their predecessors have a record of less than three years continuous operation.

 5. Make loans to others, except through the purchase of publicly-distributed debt obligations or repurchase agreements.

 6. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Portfolio from commercial banks, and then only for temporary or emergency purposes and not for investment purposes, and in an amount not exceeding five percent (5%) of a Portfolio's assets at the time of borrowing.

 7. Make short sales (sales of securities not presently owned) or purchase securities on margin, except where the Trust has at the time of the sale by virtue of its ownership in other securities the right to obtain securities equivalent in kind and amount to the securities sold and except for such short-term credits as are necessary for the clearance of transactions, respectively.

 8. Purchase or retain the securities of any issuer any of whose officers, directors or security holders is an officer or trustee of the Trust if, or so long as, any such officer or trustee owns beneficially more than one-half (1/2) of one percent (1%) of such securities and the officers or trustees of the Trust, together own beneficially more than five percent (5%) of such securities.

 9. Invest in commodities or commodity futures contracts or in real estate, except the Trust may invest in securities which are secured by real estate and securities which are of issuers which invest in or deal in real estate.

10. Underwrite securities issued by others, except to the extent that the Trust may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

11.  Issue or sell any senior security.

12. Purchase from or sell portfolio securities to any officer or director, the Trust's investment adviser, principal underwriter or any affiliates or subsidiaries thereof.


FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

The Small Company Portfolio will not:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Portfolio's total assets would be invested in the securities of such issuer or the Small Company Portfolio would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Portfolio may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Small Company Portfolio that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Portfolio may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Portfolio may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.


NON-FUNDAMENTAL INVESTMENT POLICIES


In addition to the policies described in the Prospectus, each Portfolio has adopted the non-fundamental policies described below that may be changed by the Trust's Board of Trustees without shareholder approval.

Non-Fundamental Investment Policies of the Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio and Money Market Portfolio


1. A Portfolio may not participate on a joint or joint and several basis in any trading account in securities, except that a Portfolio may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

2. A Portfolio may not purchase securities with unlimited liability, i.e., securities for which the holder may be assessed for amounts in addition to the subscription or other price paid for the security.

3. A Portfolio may not purchase or sell put or call options or combinations thereof.

4. A Portfolio may not invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

5. A Portfolio may not trade in foreign exchange, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

6. A Portfolio may not enter into a repurchase agreement for longer than seven days.

7. A Portfolio may not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. A Portfolio will not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company. The Trust's investment adviser will waive its advisory fees for assets invested in other investment companies.

8. The Trust's Equity, Growth, Northwest and Bond Portfolios may purchase as temporary investments for their cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the limitations in subparagraph 7 above), repurchase agreements (subject to the limitations in subparagraph 6 above) or any other short-term instrument that the Trust's investment adviser deems appropriate.

     Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moodys") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa or higher by Moody's.

9. While the Trust will not engage primarily in trading in the Equity, Growth, Northwest and Bond Portfolios for the purpose of short-term profits, it may at times make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment procedures. The Trust will dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

10. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are rated in the highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization, are rated in the highest category by that organization, and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks.

11. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are split-rated (i.e. rated in the highest category by one nationally recognized rating organization and the second highest category by at least one other such organization), are rated in the second highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization are rated in the second highest category by that organization and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. However, the Money Market Portfolio may invest no more than five percent (5%) of total assets in these securities and may invest only the greater of $1 million or one percent (1%) of total assets in such securities from the same issuer.

12. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which are unrated if such securities are determined to be comparable in quality to securities rated as described in paragraphs 10 and 11 and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. The Money Market Portfolio will invest no more than twenty percent (20%) of total assets in unrated securities which in SAM's opinion are comparable to securities in the highest rating category. Purchases of unrated securities which in SAM's opinion are comparable to split-rated securities are subject to the five percent (5%) and one percent (1%) limitations described in paragraph 11.

13. Subject to the maturity requirements stated in the Money Market Portfolio's investment objective and the quality and credit risk requirements set forth in paragraphs 10-12, the Money Market Portfolio may purchase the following types of securities:

     a.   Commercial paper obligations.


     b. Negotiable and non-negotiable time deposits and certificates of deposit, bankers' acceptances and other short-term debt obligations of banks. The Money Market Portfolio will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion or the equivalent in other currencies or, in the case of United States banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of such investment is insured in full by the Federal Deposit Insurance Corporation (FDIC), (b) in the case of a United States bank, it is a member of the FDIC, and (c) in the case of a foreign bank, the security is in the opinion of management of an investment quality comparable with other debt securities which may be purchased by the Money Market Portfolio.
          These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U. S. banks meet the foregoing requirements.


     c. Corporate obligations such as publicly-traded bonds, debentures and notes.

14. The Trust may not invest more than five percent (5%) of the net assets of the Equity, Growth and Northwest Portfolios in warrants valued at the lower of cost or market. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the five percent (5%) limitation.

15.  A Portfolio will not issue long-term debt securities.

16. A Portfolio will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

17. The Growth Portfolio will normally invest a preponderance of assets in common stocks selected primarily for potential appreciation. The Northwest Portfolio will invest primarily in shares of common stock selected primarily for potential appreciation that have been issued by Northwest companies. In determining these common stocks which have the potential for long-term growth, the Trust's investment adviser will evaluate the issuer's financial strength, quality of management and earnings power.

18. The Northwest Portfolio may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Portfolio.

19. The Equity Portfolio may invest up to ten percent (10%) of its total assets in shares of real estate investment trusts ("REITs"). The Growth and Northwest Portfolios may invest up to five percent (5%) of their total assets in shares of real estate investment trusts ("REITs").

20. The Equity Portfolio may invest up to 5% of total assets in closed-end investment companies and investment trusts (other than REITS).

21. The Equity Portfolio may purchase fixed-income securities in accordance with business and financial conditions.

22. A Portfolio may invest up to 10% of total assets in restricted securities eligible for resale under Rule 144A ("Rule 144A securities"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.


WHILE THE TRUST CAN INVEST IN THE TYPES OF SECURITIES OR ENGAGE IN THE PRACTICES WHICH FOLLOW IF THE APPLICABLE LIMITATIONS ARE MET, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR. BEFORE THE TRUST PURCHASES THESE TYPES OF SECURITIES OR ENGAGES IN THESE PRACTICES WITHIN THE ALLOWED LIMITS, THE PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO IDENTIFY OR DESCRIBE THE SECURITY.


23. The Equity, Growth, Northwest and Money Market Portfolios of the Trust may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. This restriction does not apply to the Bond Portfolio.

24. A Portfolio may not pledge, mortgage or hypothecate portfolio securities, except that to secure borrowings permitted by the fundamental policy on borrowing, a Portfolio may pledge securities having a market value at the time of the pledge not exceeding ten percent (10%) of the Portfolio's net assets.


NON-FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

1. The Small Company Portfolio will not make short sales (sales of securities not presently owned), except where the Portfolio has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

2. The Small Company Portfolio will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

3. The Small Company Portfolio will not invest in oil, gas or other mineral exploration, development programs or leases;

4. The Small Company Portfolio will not invest more than 5% of its net assets in warrants. Warrants acquired by the Portfolio in units or attached to securities are not subject to the 5% limit;

5. The Small Company Portfolio will not invest more than 10% of its total assets in real estate investment trusts, nor will the Portfolio invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Portfolio's net assets;

6. The Small Company Portfolio will not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

7. The Small Company Portfolio may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Portfolio will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding;

8. The Small Company Portfolio will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

9. The Small Company Portfolio will not make loans to any person, firm or corporation, but the purchase by the Portfolio of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Portfolio, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;

10. The Small Company Portfolio will not purchase or retain the securities of any issuer if, to the knowledge of the Portfolio's management, the officers and Trustees of the Trust and the officers and directors of the investment adviser to the Portfolio (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;

11. The Small Company Portfolio may invest in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees;

12. The Small Company Portfolio shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Portfolio may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

13. The Small Company Portfolio will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Portfolio's total assets to be invested in the securities of such companies;

14. The Small Company Portfolio will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The Small Company Portfolio will not purchase or sell commodities or commodity contracts.



ADDITIONAL INVESTMENT INFORMATION


Unless otherwise noted, each Portfolio may make some or all of the following investments, among others, although they may not buy all of the types of securities that are described.


1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act") or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the Securities and Exchange Commission ("SEC") has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

2. REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Portfolio maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Portfolio if the other party to a repurchase agreement becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the Board of Trustees.


3. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. The Portfolios do not intend to purchase illiquid securities but the market for some securities may become illiquid following purchase by a Portfolio. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities pursuant to guidelines adopted by the Trust's Board of Trustees.

4. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.


     Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Portfolio could lose all of its principal investment in the warrant.

     A Portfolio will invest in a warrant only if the Portfolio has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Portfolio will purchase the warrant only if it is attached to a security in which the Portfolio has authority to invest. In all cases, a Portfolio will purchase warrants only after SAM determines that, in its opinion, the exercise price for the underlying common stock is likely to be achieved within the required time-frame and that an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

5. REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts ("REITs") purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial tax treatment by distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would not be deductible by it in computing its taxable income.

     REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cashflow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally there is a greater risk associated with REITs which are highly leveraged.


6. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

7. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS. (Equity, Growth, Northwest, Bond and Money Market Portfolios only.) The Yankee Sector is made up of securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due a Portfolio, lack of comparable publicly-available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so.

     Eurodollar Bonds are denominated in U.S. dollars. A Portfolio will purchase Eurodollar Bonds through U.S. securities dealers and hold such bonds in the U.S. The delivery of Eurodollar Bonds to a Portfolio's custodian in the U.S. may cause slight delays in settlement which are not anticipated to affect the Portfolio in any material, adverse manner. Eurodollar Bonds issued by foreign issuers are subject to the same risks as Yankee Sector bonds.

8. MORTGAGE-BACKED SECURITIES. (Bond Portfolio only.) Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Bond Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Bond Portfolio may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Bond Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates at the time of such investment and such interest rates may be higher or lower than the current yield of the Bond Portfolio's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

     The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. If the mortgage assets underlying an CMO experience greater than anticipated principal prepayments, an investor may fail to recoup fully its initial investment even though the security is government-issued or guaranteed.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease -but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. The Portfolios will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.


9. SHORT-TERM INVESTMENTS. The Equity, Growth, Northwest and Bond Portfolios may purchase short-term securities under those circumstances where they have cash to manage for a short-term time period or as a defensive measure when, in the investment adviser's opinion, business or economic conditions warrant. Certificates of deposit must be issued by banks or savings and loan associations which have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Portfolio will limit its investment to the statutory insurance coverage.


10. FOREIGN SECURITIES. Foreign securities are securities issued in and traded in foreign markets and contain greater risks (including currency risk) than securities issued in and traded in U.S. markets. The Equity, Growth, Northwest and Money Market Portfolios may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. The Money Market Portfolio may purchase dollar-denominated commercial paper issued in the U.S. by foreign entities (as described in the Prospectus). The Small Company Stock Portfolio may invest up to 10% of its total assets (taken at market value) in foreign securities. The Bond Portfolio may invest up to 30% of its total assets (taken at market value) in foreign securities.
     While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.

11. ASSET-BACKED SECURITIES. (Equity, Growth, Northwest, Bond and Money Market Portfolios Only.) Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There exists a risk of default by the underlying borrowers and recovery on repossessed collateral may be unavailable or inadequate to support payments on asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.


     Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.


12. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT. (Small Company Portfolio only.) In making temporary investments in commercial paper and certificates of deposit, the Portfolio will adhere to the following guidelines:

          a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.


          b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC").

13. CONTINGENT VALUE RIGHTS. (Small Company Portfolio only.) A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

14. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. (Small Company Portfolio only.) Under this procedure, the Portfolio agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by the Portfolio prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Portfolio bears the risk of such fluctuation from the date of purchase. The Portfolio may dispose of its interest in those securities before delivery.

15. SOVEREIGN DEBT OBLIGATIONS. (Small Company Portfolio only.) Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

16. INDEXED SECURITIES. (Small Company Portfolio only.) Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

     The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

17.  SHORT SALES AGAINST THE BOX. (Small Company Portfolio only.)   The
     Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). If the Portfolio engages in short sales against the box, it will incur transaction costs.


SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

The Bond Portfolio may invest up to 20% of its assets in below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds). Certain additional risks are associated with these bonds. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds which primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties which adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load which in turn might cause a Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Portfolio's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Portfolio to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS


At April 15, 1997 SAFECO Life Insurance Company ("SAFECO Life") owned the following percentages of the outstanding shares of the Portfolios listed:

Equity         ___%
Growth         ___%
Northwest      ___%
Bond           ___%
Money Market   ___%

At April 15, 1997, SAFECO Asset Management Company ("SAM") owned __% of the outstanding shares of the Northwest Portfolio. SAFECO Life and SAM are wholly-owned subsidiaries of SAFECO Corporation, SAFECO Plaza, Seattle, Washington 98185.

ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

The portfolio instruments of the Money Market Portfolio are valued on the basis of amortized cost. The valuation of the Money Market Portfolio securities based upon its amortized cost and the maintenance of its net asset value per share at $1.00 is permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that rule, the Money Market Portfolio has established the following policies: the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in securities determined by SAM under guidelines adopted by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of the Portfolio's holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value per share, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing contract owners. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it regards as necessary and appropriate, including: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing the net asset value per share by using available market quotations; or taking such other measures as it may deem appropriate.

Each other Portfolio has selected a pricing service to assist in computing the value of its securities. Short-term debt securities held by each Portfolio have a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value up until the 61st day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

ADDITIONAL PERFORMANCE INFORMATION

EQUITY, GROWTH, NORTHWEST AND BOND PORTFOLIOS


The yields for the 30-day period ended December 31, 1996 for the Equity, Growth, Northwest and Bond Portfolios of the Trust were ____%, ____%, ____% and ____%, respectively.


Yield is computed using the following formula:


                               a-b    6
                  Yield =  2 [(--- +1)     - 1]
                               cd

    Where:   a  = dividends and interest earned during the period

             b  = expenses accrued for the period (net of reimbursements)

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends

             d  = the maximum offering price per share on the last day of the period


The total returns, expressed as a percentage, for the one-year, five-year and since inception periods ended December 31, 1996 for the Equity and Bond Portfolios were as follows:

                                   Since Initial     # of      Initial
Portfolio    1 Year    5 Year      Public Offering   Months    Public Offering
---------    ------    ------      ---------------   ------    ---------------

Equity                                                113      July 21, 1987
Bond                                                  113      July 21, 1987

The total returns, expressed as a percentage, for the one-year, and since inception periods ended December 31, 1996 for the Growth and Northwest Portfolios were as follows:

                                   Since Initial     # of      Initial
Portfolio    1 Year                Public Offering   Months    Public Offering
---------    ------                ---------------   ------    ---------------

Growth                                                 47      January 7, 1993
Northwest                                              47      January 7, 1993

The average annual total returns, expressed as a percentage, for the one-year, five-year and since inception periods ended December 31, 1996 for the Equity and Bond Portfolios were as follows:

                                   Since Initial     # of      Initial
Portfolio    1 Year    5 Year      Public Offering   Months    Public Offering
---------    ------    ------      ---------------   ------    ---------------


Equity                                                113      July 21, 1987
Bond                                                  113      July 21, 1987

The average annual total returns, expressed as a percentage, for the one-year and since inception periods ended December 31, 1996 for the Growth and Northwest Portfolios were as follows:

                                   Since Initial     # of      Initial
Portfolio    1 Year                Public Offering   Months    Public Offering
---------    ------                ---------------   ------    ---------------

Growth                                                 47      January 7, 1993
Northwest                                              47      January 7, 1993


The total return is computed using the following formula:

                ERV-P
           T = -------  X 100
                  P

The average annual total return is computed using the following formula:

                       n   -----
                  A =(   \/ ERV/P  - 1) x 100


             Where:   T   =  total return

                      A   =  average annual total return

                      N   =  number of years

                      ERV = ending redeemable value of a hypothetical $1,000 investment at the end of a specified period of time

                      P   =  a hypothetical initial investment of $1,000

In making the above calculations, all dividends and capital-gain distributions are assumed to be reinvested at the respective Portfolio's NAV on the reinvestment date.

MONEY MARKET PORTFOLIO:


The yield and effective yield for the Money Market Portfolio of the Trust for the 7-day period ended December 31, 1996, are____% and____%, respectively.


Yield is computed using the following formula:

                   (x-y) -z                             365
         Yield =  [------  ]  = Base Period Return  X  -----
                     y                                   7

     Where:   x  = value of one share at the end of a 7-day period

              y  = value of one share at the beginning of a 7-day
                   period ($1.00)

              z  = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

                                                  365/7
     Effective yield = [(Base Period Return + 1)       ]  -1

TRUSTEES AND OFFICERS


TRUSTEES                      POSITION HELD       PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE         WITH TRUST          DURING PAST 5 YEARS
---------------------         -------------       --------------------


Boh A. Dickey*                Trustee             President, Chief Operating
SAFECO Plaza                  and                 Officer and Director of SAFECO
Seattle, Washington  98185    Chairman            Corporation.
(52)                                              He has been an executive
                                                  officer of SAFECO Corporation
                                                  and its subsidiaries since
                                                  1982.  Director of First
                                                  SAFECO National Life Insurance
                                                  Company of New York. See table
                                                  under "Investment Advisory and
                                                  Other Services."

Barbara J. Dingfield          Trustee             Manager, Corporate
Microsoft Corporation                             Contributions and Community
One Microsoft Way                                 Programs for Microsoft
Redmond, Washington 98052                         Corporation, Redmond,
(51)                                              Washington, a computer
                                                  software company;  Director
                                                  and former Executive Vice
                                                  President, Wright Runstad &
                                                  Co., Seattle, Washington, a
                                                  real estate development
                                                  company; Director of First
                                                  SAFECO National Life Insurance
                                                  Company of New York.

Richard W. Hubbard*           Trustee             Retired Vice President and
1270 NW Blakely Ct.                               Treasurer of the Trust and
Seattle, Washington  98177                        other SAFECO Trusts; retired
(67)                                              Senior Vice President and
                                                  Treasurer of SAFECO
                                                  Corporation;  former President
                                                  of SAFECO Asset Management
                                                  Company; Director of First
                                                  SAFECO National Life Insurance
                                                  Company of New York.

Richard E. Lundgren           Trustee             Director of Marketing and
764 S. 293rd Street                               Customer Relations, Building
Federal Way, Washington                           Materials Distribution,
98032                                             Weyerhaeuser Company, Tacoma,
(59)                                              Washington; Director of First
                                                  SAFECO National Life Insurance
                                                  Company of New York.

Larry L. Pinnt                Trustee             Retired Vice President and
1600 Bell Plaza, Room 1802                        Chief Financial Officer of
Seattle, Washington  98191                        U.S. WEST Communications,
(61)                                              Seattle, Washington;  Director
                                                  of Key Bank of Washington;
                                                  Director of University of
                                                  Washington Medical Center,
                                                  Seattle, Washington; Director
                                                  of First SAFECO National Life
                                                  Insurance Company of New York;
                                                  Director of Cascade Natural
                                                  Gas Corporation, Seattle,
                                                  Washington.

TRUSTEES                      POSITION HELD       PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE         WITH TRUST          DURING PAST 5 YEARS
---------------------         -------------       --------------------

John W. Schneider             Trustee             President of Wallingford
1808 N. 41st Street                               Group, Inc., an international
Seattle, Washington 98103                         trading and business/real
(55)                                              estate development consulting
                                                  firm, Seattle, Washington;
                                                  former President of Coast
                                                  Hotels, Inc.; Director of
                                                  First SAFECO National Life
                                                  Insurance Company of New York.

David F. Hill*                President and       President of SAFECO
SAFECO Plaza                  Trustee             Securities, Inc. and SAFECO
Seattle, Washington 98185                         Services Corporation; Senior
(48)                                              Vice President of SAFECO Asset
                                                  Management Company.  See table
                                                  under "Investment Advisory and
                                                  Other Services."

Neal A. Fuller                Vice President      Vice President, Controller,
SAFECO Plaza                  Controller          Assistant Secretary and
Seattle, Washington 98185     Assistant           Treasurer of SAFECO
(34)                          Secretary           Securities, Inc. and SAFECO
                                                  Services Corporation. Vice
                                                  President, Controller,
                                                  Secretary and Treasurer of
                                                  SAFECO Asset Management
                                                  Company.  See table under
                                                  "Investment Advisory and Other
                                                  Services."


*Trustees who are interested persons as defined by the 1940 Act.






At January 15, 1997 none of the Trustees and officers of the Trust owned shares of any series of the Trust.

                               COMPENSATION TABLE

                                                                Total
                                 Pension or                     Compensation
                                 Retirement                     From
                                 Benefits       Estimated       Registrant and
                Aggregate        Accrued As     Annual          Fund Complex
                Compensation     Part of Fund   Benefits Upon   Paid to
Trustee         from Registrant  Expenses       Retirement      Trustees
-------         ---------------  ------------   -------------   --------------

Boh A. Dickey   N/A              N/A            N/A             N/A

Barbara J.      $______          $0             $0              $______
Dingfield

David F. Hill   N/A              N/A            N/A             N/A

Richard W.
Hubbard         $_______         $_______       $______         $______

Richard E.
Lundgren        $______          $0             $0               $______

Larry L. Pinnt  $______          $______        $______          $______

John W.
Schneider       $______          $0             $0               $______


Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust.


Each Trustee also serves as Trustee for five other registered open-end, management investment companies that have, in the aggregate, eighteen series companies managed by SAM.


INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under agreements with the Trust.

The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:


Name              Trust           SAM              SAFECO         SAFECO
----              -----           ---              Securities     Services
                                                   ----------     --------

B. A. Dickey      Chairman        Director                        Director
                  Trustee         Chairman

D. F. Hill        President       Senior           President      President
                  Trustee         Vice             Director       Director
                                  President        Secretary      Secretary
                                  Director

N. A. Fuller      Vice            Vice             Vice           Vice
                  President       President        President      President
                  Controller      Controller       Controller     Controller
                  Assistant       Secretary        Assistant      Assistant
                  Secretary       Treasurer        Secretary      Secretary
                                                   Treasurer      Treasurer

R. A. Spaulding   Vice            Vice             Director       Director
                  President       Chairman
                  Treasurer       Director

S. C. Bauer                       President
                                  Director

D. H. Longhurst                   Assistant        Assistant      Assistant
                                  Controller       Controller     Controller


Mr. Dickey is President and Chief Operating Officer of SAFECO Corporation, and Mr. Spaulding is a Treasurer of SAFECO Corporation. Messrs. Dickey and Spaulding are also directors of other SAFECO Corporation subsidiaries.


In connection with the investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Portfolio that include furnishing office facilities, books, records and personnel to manage the Trust's and each Portfolio's affairs and paying certain expenses.


For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee of .74% for the Equity, Growth, Northwest and Bond Portfolios, .85% for the Small Company Portfolio and .65% for the Money Market Portfolio computed on the basis of the average market value of the net assets of each Portfolio ascertained each business day and paid monthly. During its last three fiscal years, the Trust paid SAM the following investment advisory fees for each
Portfolio:

                      Investment Advisory Fees Paid to SAM



                                   Years Ended
                    December 31    December 31    December 31
Portfolio              1996           1995          1994
---------           -----------------------------------------

Equity               $________      $________      $_______
Bond                 $________      $________      $_______
Northwest            $________      $________      $_______
Growth               $________      $________      $_______
Money Market         $________      $________      $_______


U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, WA 98101 is the custodian of the securities and cash of each Portfolio under an agreement with the Trust. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor which audits the financial statements of the Trust.


SAFECO Services, SAFECO Plaza, Seattle, Washington 98185, is the transfer, dividend distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records for each Portfolio's shareholders, records of transactions involving each Portfolio's shares and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is not compensated by the Trust or the Portfolios for these services.

SAFECO Securities is the principal underwriter for each Portfolio and distributes each Portfolio's shares on a continuous best efforts basis under an agreement. SAFECO Securities is not compensated by the Trust or the Portfolios for underwriting, distribution or other activities.

BROKERAGE PRACTICES

SAM places orders for the purchase or sale of each Portfolio's portfolio securities. In deciding which broker to use in a given transaction SAM uses the following criteria:

1. Which broker gives the best execution, (i.e., which broker is able to trade the securities in the amounts and at the price desired and on a timely basis);

2.   Whether the broker is known to SAM as being reputable; and

3. All other things being equal, which broker has provided useful research services to SAM.


Such research services as are furnished to SAM during the year (e.g., written reports analyzing economic and financial characteristics of industries and companies, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office) are used by SAM to advise all of its clients including the Portfolios, but not all such research services furnished to SAM are used by it to advise the Portfolios. SAM will not pay excess commissions or mark-ups to any broker or dealer for research services or for any other reason. During the fiscal year ended December 31, 1996 ___% of the total brokerage expenses for the Equity, Growth and Northwest Portfolios were commissions paid to brokers providing research services. The following table states the total amount of brokerage expenses for the Portfolios listed for the the fiscal years ending December 31, 1996, 1995, and 1994 respectively:


                                   Years Ended
                    December 31    December 31    December 31
Portfolio              1996           1995          1994
---------           -----------------------------------------

Equity               $________      $________      $_______
Northwest            $________      $________      $_______
Growth               $________      $________      $_______


Because the portfolio securities purchased and sold by the Bond and Money Market Portfolios are traded on a principal basis, no commission is charged.

DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS. The Portfolios will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans).

The Portfolios also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Portfolio may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous years), although technically a distribution from capital gains, will be distributed to shareholders with and as part of income dividends. If during any year a Portfolio realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Portfolio will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time for the Portfolio's shares may have been held.

Any per-share dividend or distribution paid by a Portfolio reduces the Portfolio's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

As stated in the Prospectus, dividends and other distributions will generally be made in the form of additional shares of the Portfolios.

TAX INFORMATION. Each Portfolio intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code for each taxable year by complying with all applicable requirements regarding the sources of its income, the diversification of its assets, and the timing of its distributions. Each Portfolio's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Internal Revenue Code, so that a Portfolio will not be subject to any federal income tax or excise taxes based on net income.

In order to qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holders so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Portfolio's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Internal Revenue Code, a Portfolio will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Internal Revenue Code. If a Portfolio is unable to meet certain requirements of the Internal Revenue Code, it may be subject to taxation as a corporation.

The Portfolios intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, a Portfolio must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

The Trust and the Portfolios intend to comply with the requirements of Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable contracts to the full extent of appreciation under the contracts.

Shares of a Portfolio underlying variable contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of variable contracts. In that case, income derived from the appreciation in shares of the Portfolio would not be currently taxable to the owners of variable contracts. Owners of variable contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation of the appreciation under the contracts.

Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified". Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of regulated investment companies.

Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (ii) not more than 70% of the value of its total assets is represented by any two investments; (iii) not more than 80% of the value of its total assets is represented by any three investments; and (iv) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part of U.S. Treasury securities.

Stock of a regulated investment company, such as a Portfolio, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Portfolios are sold only to insurance company separate accounts to fund the benefits of variable contracts, and may be sold to qualified pension and retirement plans.

Even if the diversification requirements of Section 817(h) are met, the owner of a variable contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict where they may be issued, what the guidelines will include and the extent, if any, to which they may be retroactive.

In order to maintain the variable contracts' status as annuities or insurance contracts, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Portfolio's investment objective (upon SEC or shareholder approval) or substituting shares of one Portfolio for another.

FINANCIAL STATEMENTS


TO BE INSERTED BY POST-EFFECTIVE AMENDMENT:

Portfolio of Investments as of December 31, 1996
Statement of Assets and Liabilities as of December 31, 1996
Statement of Operations for the Year Ended December 31, 1996
Statement of Changes in Net Assets for the Years Ended December 31, 1996 and
  December 31, 1995
Notes to Financial Statements

                          SAFECO RESOURCE SERIES TRUST

                                     PART C

                                OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS*

(a) Financial Highlights for a single share of (i) the Equity, Bond and Money Market Portfolios for each of the nine fiscal years in the period ending December 31, 1996 and the period from July 21, 1987 (Initial Offering Date) to December 31, 1987; and (ii) the Growth and Northwest Portfolios for each of the three fiscal years in the period ending December 31, 1996 and for the period from January 7, 1993 (Initial Offering Date) to December 31, 1993 are included in Part A of this Registration Statement.

     The following financial statements for each series of the Registrant for the year ended December 31, 1996 including the report thereon of Ernst & Young LLP, independent auditors, are found in the Statement of Additional Information :

          Portfolio of Investments as of December 31, 1996
          Statement of Assets and Liabilities as of December 31, 1996 Statement of Operations for the Year Ended December 31, 1996 Statement of Changes in Net Assets for the Years Ended
               December 31, 1996 and December 31, 1995
          Notes to Financial Statements

* The financial information described in this section will be provided by Post-Effective Amendment.


(b)  Exhibits:

Exhibit Number           Description of Document                            Page
--------------           -----------------------                            ----


     (27.1)              Financial Data Schedule                              *

     (99.1)              Trust Instrument/Certificate of Trust                +

     (99.2)              Bylaws                                               +

     (99.3)              Inapplicable

     (99.4)              Inapplicable

     (99.5)              Investment Advisory and Management                   +
                         Contract

     (99.6)              Distribution Agreement                               +

     (99.7)              Inapplicable

     (99.8)              Custody Agreement                                    +

     (99.9a)             Transfer Agent Agreement                             +

     (99.9b)             Fund Participation Agreement                         +

     (99.10)        Opinion and Consent of Counsel                            *

     (99.11)        Consent of Independent Auditors                           *

     (99.12)        Inapplicable

     (99.13)        Agreement Governing Contribution
                    to SAFECO Resource Series Trust
                    by SAFECO Life Insurance Company
                    dated June 23, 1986.                                      +

     (99.14)        Inapplicable

     (99.15)        Inapplicable

     (99.16)        Calculation of Performance Information                    +

     (99.17)        See (27.1) above

     (99.18)        Inapplicable

* To be filed by Post-Effective Amendment.

+ Filed as an exhibit to Post-Effective Amendment No. 16 filed with the SEC on April 26, 1996


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds.
The SAFECO Mutual Funds consist of seven Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of seven mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund and SAFECO Small Company Stock Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund (formerly Fixed-Income Portfolio). The SAFECO Resource Series Trust consists of five mutual funds:
Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio and Money Market Portfolio.


SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance

Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, 50% of Mission Oaks Hospital, Inc., a California corporation, S.C. River Oaks, Inc., a Washington corporation, Mississippi Health Services, Inc., a Louisiana corporation, and Safecare Texas, Inc., a Texas corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation:
Washington Square, Inc. and Winmar Pacific, Inc.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


At January 15, 1997 (i) SAFECO Life Insurance Company was the sole shareholder of the Money Market Portfolio and Bond Portfolio; (ii) SAFECO Life Insurance Company and SAFECO Asset Management Company owned all of the shares of the Northwest Portfolio; and SAFECO Life Insurance Company and Fortis Benefits Insurance Company owned all of the shares of the Equity and Growth Portfolios.


ITEM 27.  INDEMNIFICATION

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.



No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940 ("1940 Act"), of the Registrant nor parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry) or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).


To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the 1940 Act, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent, Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance hereunder; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


The investment adviser to the Registrant, SAM, serves as an adviser to (a) twenty-three series (portfolios) of six registered investment companies, including five series of Registrant, and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.


ITEM 29.  PRINCIPAL UNDERWRITERS


(a) SAFECO Securities, Inc., the principal underwriter for the Registrant, also acts as the principal underwriter for the sale of variable annuity contracts (SAFECO Resource Variable Account B and SAFECO Separate Account
     C) and variable universal life insurance policies (SAFECO Separate Account
     SL) issued by SAFECO Life Insurance Company as well as for the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, and SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust).

(b) The information set forth under "Investment Advisory and Other Services" of Registrant's Statement of Additional Information is incorporated by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98101 maintains physical possession of the accounts, books and documents of Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington, 98185, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Inapplicable.

ITEM 32.  UNDERTAKINGS

Registrant, on behalf of the Small Company Stock Portfolio undertakes to file a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

Registrant also undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington on the 7th day of February, 1997.

                             SAFECO RESOURCE SERIES TRUST

                             By:
                                -------------------------
                                     David F. Hill

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Name                    Title                         Date
         ----                    -----                         ----


/s/ David F. Hill           President and Trustee            02/07/97
---------------------       Principal Executive          --------------------
++ David F. Hill            Officer


RONALD L. SPAULDING*        Vice President                   02/07/97
---------------------       Treasurer                    --------------------
Ronald L. Spaulding


NEAL A. FULLER*             Vice President                   02/07/97
---------------------       Controller                   --------------------
Neal A. Fuller              Assistant Secretary


/s/ Boh A. Dickey  ++       Chairman and Trustee             02/07/97
---------------------                                    --------------------
Boh A. Dickey


BARBARA J. DINGFIELD*       Trustee                          02/07/97
---------------------                                    --------------------
Barbara J. Dingfield


RICHARD W. HUBBARD++*       Trustee                          02/07/97
---------------------                                    --------------------
Richard W. Hubbard


RICHARD E. LUNDGREN*        Trustee                          02/07/97
---------------------                                    --------------------
Richard E. Lundgren


LARRY L. PINNT*             Trustee                          02/07/97
---------------------                                    --------------------
Larry L. Pinnt


JOHN W. SCHNEIDER*          Trustee                          02/07/97
---------------------                                    --------------------
John W. Schneider



                                        *By /s/ Boh A. Dickey
                                            -------------------------------
                                                  Boh A. Dickey
                                                  Attorney-in-Fact



                                        *By /s/ Boh A. Dickey
                                            -------------------------------
                                                  David F. Hill
                                                  Attorney-in-Fact

++   Trustees who are interested persons as defined by the 1940 Act.

                          SAFECO RESOURCE SERIES TRUST

                                    FORM N-1A


                         Post-Effective Amendment No. 17


                                  Exhibit Index


Exhibit Number      Description of Document                      Page
--------------      -----------------------                      ----

     (27.1-5)       Financial Data Schedules*



     (99.11)        Consent of Independent Auditors*


* To be filed by Post-Effective Amendment